Loans and borrowings - Summary of Bank Loans and Bank Overdrafts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings
Beginning Balance	€ 411,452	€ 411,101
Addition from business combination	225	1,475
Payment of loans and borrowings	(420,708)	(2,398)
Transaction costs related to borrowing costs	(1,100)
Amortization of borrowing costs	8,057	1,232
Reclassification of borrowing costs	2,846
Foreign currency rate adjustment	59	42
Ending Balance	831	411,452
Loans non-current
Disclosure of detailed information about borrowings
Beginning Balance	411,379	410,654
Addition from business combination	219	1,475
Payment of loans and borrowings	(420,682)	(2,024)
Transaction costs related to borrowing costs	(1,100)
Amortization of borrowing costs	8,057	1,232
Reclassification of borrowing costs	2,846
Foreign currency rate adjustment	53	42
Ending Balance	772	411,379
Loans current
Disclosure of detailed information about borrowings
Beginning Balance		352
Addition from business combination	6
Payment of loans and borrowings	(3)	(352)
Ending Balance	3
Overdrafts
Disclosure of detailed information about borrowings
Beginning Balance	73	95
Payment of loans and borrowings	(23)	(22)
Foreign currency rate adjustment	6
Ending Balance	€ 56	€ 73